Fees Summary	Feb. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 800,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	110,480.00
Total Offset Amount	0.00
Net Fee	110,480.00
Narrative - Max Aggregate Offering Price	$ 800,000,000.00
Final Prospectus	true